SEGMENTED INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 1,236	$ 1,423	$ 1,141	$ 1,202	$ 1,140	$ 998
Property, plant and equipment, at fair value	61,826		64,005
Total assets	73,799		76,128
Liabilities directly associated with assets held for sale	45,818		46,149
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	559		540
Property, plant and equipment, at fair value	30,541		31,704
Total assets	35,749		36,720
Liabilities directly associated with assets held for sale	25,860		25,608
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(77)		(85)
Property, plant and equipment, at fair value	(1,614)		(1,578)
Total assets	(1,573)		(1,529)
Liabilities directly associated with assets held for sale	(1,573)		(1,529)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	754		686
Property, plant and equipment, at fair value	32,899		33,879
Total assets	39,623		40,937
Liabilities directly associated with assets held for sale	21,531		22,070
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	31,177		32,946
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	130		77
Property, plant and equipment, at fair value	14,851		15,134
Total assets	15,916		16,143
Liabilities directly associated with assets held for sale	9,074		9,231
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	47		20
Property, plant and equipment, at fair value	1,353		1,694
Total assets	1,682		1,880
Liabilities directly associated with assets held for sale	542		531
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	21		12
Property, plant and equipment, at fair value	2,259		2,490
Total assets	2,505		2,738
Liabilities directly associated with assets held for sale	1,537		1,645
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	15,948		16,841
Wind | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	164		225
Property, plant and equipment, at fair value	5,734		6,024
Total assets	6,569		6,802
Liabilities directly associated with assets held for sale	4,410		4,727
Utility-scale solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	14,553		14,009
Utility-scale solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	99		123
Property, plant and equipment, at fair value	3,588		3,635
Total assets	4,420		4,518
Liabilities directly associated with assets held for sale	3,481		3,484
Distributed energy & storage | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	67		50
Property, plant and equipment, at fair value	2,443		2,386
Total assets	2,923		2,842
Liabilities directly associated with assets held for sale	1,748		1,705
Sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	28		30
Property, plant and equipment, at fair value	313		341
Total assets	1,549		1,540
Liabilities directly associated with assets held for sale	813		1,126
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	3		3
Property, plant and equipment, at fair value	0		0
Total assets	185		257
Liabilities directly associated with assets held for sale	$ 4,255		$ 3,159